Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at December 31, 2022 and 2021:

	As at December 31, 2022	At December 31, 2021
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$707.1	$891.3
Third party	2,817.7	3,099.7
Letters of credit / guarantees(1)	471.3	539.8
Total restricted assets (excluding illiquid assets)	3,996.1	4,530.8
Other investments — illiquid assets	221.3	151.3
Total restricted assets and illiquid assets	$4,217.4	$4,682.1

Total as percent of cash and invested assets (2)	59.4%	59.7%

(1)As at December 31, 2022, the Company had pledged funds of $471.3 million (December 31, 2021 — $539.8 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.